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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Variable Advisors, Inc.
Address: One American Row, Hartford, CT 06102-5056

Form 13F File Number:  028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place and Date of Signing:


/s/ John H. Beers             Hartford, CT          May 12, 2010
--------------------------   --------------------   ------------
   (Signature)               (City, State)             (Date)

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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Manager:
---------------------   --------
028-11020               Aberdeen Asset Management, Inc.
028-01420               Duff & Phelps Investment Management Co.
028-12511               Goodwin Capital Advisers, Inc.
028-11866               Morgan Stanley Investment Inc. dba Van Kampen
028-00595               Neuberger Berman Management, Inc.
028-00085               Virtus Investment Advisers, Inc.
028-05046               Westwood Management Corp.

                              Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:             12
Form 13F Information Table Value Total: $65,137,558.81

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Compliance 13F Report for 03/31/2010

                             Title Of                                          PUT/ Investment
Issuer                         Class    Cusip    Market Value Principal SH/PRN CALL Descretion Managers  Sole(A)  Shared(B) None(C)
---------------------------- -------- --------- ------------- --------- ------ ---- ---------- -------- --------- --------- -------
ISHARES BARCLAYS TIPS BOND   COMMON   464287176  7,619,096.84    73,324   SH            73,324     1       73,324
ISHARES S&P GLOBAL INFRASTR  COMMON   464288372  3,380,700.62    98,822   SH            98,822     1       98,822
ISHARES S&P DLVP EX-US PRPTY COMMON   464288422  1,943,839.26    62,820   SH            62,820     1       62,820
ISHARES S&P GSCI COMMODITY I COMMON   46428R107  5,340,356.00   171,440   SH           171,440     1      171,440
SPDR S&P INTL SMALL CAP      COMMON   78463X871  5,577,830.30   208,595   SH           208,595     1      208,595
VANGUARD LONG-TERM BOND ETF  COMMON   921937793  2,598,759.58    33,780   SH            33,780     1       33,780
VANGUARD INTERMEDIATE-TERM B COMMON   921937819  7,891,283.16    98,297   SH            98,297     1       98,297
VANGUARD SHORT-TERM BOND ETF COMMON   921937827  8,424,252.90   105,290   SH           105,290     1      105,290
VANGUARD EMERGING MARKET ETF COMMON   922042858  2,016,204.00    47,800   SH            47,800     1       47,800
VANGUARD SMALL-CAP VALUE ETF COMMON   922908611  8,354,784.00   139,200   SH           139,200     1      139,200
VANGUARD LARGE-CAP ETF       COMMON   922908637  3,004,521.00    56,370   SH            56,370     1       56,370
VANGUARD VALUE ETF           COMMON   922908744  8,985,931.15   178,045   SH           178,045     1      178,045
                                                65,137,558.81 1,273,783              1,273,783          1,273,783